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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2004

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                 [ ] is a restatement.
                 [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                            Farallon Partners, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-6372

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the
         person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                Managing Member
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            -------------------------
                            San Francisco, California
                               February 14, 2005

                                  Report Type:
                                   13F Notice

               List of Other Managers Reporting for this Manager:
                       Farallon Capital Management, L.L.C.
                          Form 13F File Number 28-3896